Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Cash Flows From Operating Activities
Net income	$ 146,100,000	$ 276,500,000	$ 244,400,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	92,000,000	83,200,000	79,800,000
Deferred income taxes	(76,800,000)	26,000,000	(100,000)
Stock-based compensation	11,100,000	9,300,000	10,300,000
Asbestos adjustments	156,400,000	(40,400,000)	(5,500,000)
Excess tax benefits from share-based awards	(800,000)	(3,000,000)	(400,000)
Loss on early debt extinguishment	26,100,000	0	0
Other, net	12,600,000	15,000,000	14,800,000
Changes in operating assets and liabilities:
Restricted cash and cash equivalents - Asbestos	95,200,000	900,000	100,300,000
Payment to AICF	(102,200,000)	(91,100,000)	(62,800,000)
Accounts and other receivables	(2,000,000)	(28,400,000)	(39,900,000)
Inventories	(51,700,000)	(9,700,000)	16,200,000
Prepaid expenses and other assets	(2,800,000)	(2,100,000)	(3,900,000)
Insurance receivable - Asbestos	7,300,000	93,300,000	17,200,000
Accounts payable and accrued liabilities	14,200,000	39,600,000	(16,900,000)
Asbestos liability	(104,400,000)	(92,000,000)	(114,900,000)
Income taxes payable	26,900,000	(2,700,000)	4,000,000
Other accrued liabilities	47,800,000	17,700,000	17,800,000
Net cash provided by operating activities	295,000,000	292,100,000	260,400,000
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(203,700,000)	(101,900,000)	(73,200,000)
Proceeds from sale of property, plant and equipment	7,900,000	0	10,400,000
Capitalized interest	(4,800,000)	(2,000,000)	(3,200,000)
Acquisition of assets	0	(5,100,000)	(600,000)
Net cash used in investing activities	(200,600,000)	(109,000,000)	(66,600,000)
Cash Flows From Financing Activities
Proceeds from credit facilities	380,000,000	395,000,000	528,000,000
Repayments of credit facilities	(455,000,000)	(410,000,000)	(413,000,000)
Proceeds from senior unsecured notes	800,000,000	77,300,000	0
Debt issuance costs	(15,700,000)	(1,700,000)	(3,100,000)
Repayment of senior unsecured notes	(400,000,000)	0	0
Call redemption premium paid to note holders	(19,500,000)	0	0
Proceeds from issuance of shares	200,000	300,000	2,100,000
Excess tax benefits from share-based awards	0	3,000,000	400,000
Common stock repurchased and retired	0	(99,800,000)	(22,300,000)
Dividends paid	(177,500,000)	(176,800,000)	(246,500,000)
Net cash provided by (used in) financing activities	112,500,000	(212,700,000)	(154,400,000)
Effects of exchange rate changes on cash	(4,200,000)	1,400,000	700,000
Net increase (decrease) in cash and cash equivalents	202,700,000	(28,200,000)	40,100,000
Cash and cash equivalents at beginning of period	78,900,000	107,100,000	67,000,000
Cash and cash equivalents at end of period	281,600,000	78,900,000	107,100,000
Components of Cash and Cash Equivalents
Cash and cash equivalents at end of period	78,900,000	107,100,000	67,000,000
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest	26,300,000	26,200,000	20,500,000
Cash paid during the year for income taxes, net	$ 49,100,000	$ 51,500,000	$ 57,800,000